UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060
Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  August 12, 2003


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:      297,112,000


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ARCH WIRELESS INC.             CS               039392600     2951   424569 SH       SOLE                   424569
BANK UNITED LITIGATION RIGHTS  CS               065416117       74   920200 SH       SOLE                   920200
BIOGEN INC                     CS               090597105     8218   216500 SH       SOLE                   216500
CARNIVAL CORP 0.0% 10/24/21    CB               143658AS1     6438   100000 SH       SOLE                   100000
CAROLCO PICTURES INC           CS               143763100        0    50000 SH       SOLE                    50000
CHEVRON                        CS               166764100    31383   434668 SH       SOLE                   434668
COEUR DALENE MINES CORP        CS               192108108       39    28200 SH       SOLE                    28200
COMDISCO HOLDING COMPANY       CS               200334100    79321   828415 SH       SOLE                   828415
CONTINENTAL AIRLINES CL B      CS               210795308     2011   134306 SH       SOLE                   134306
DEUTSHE TELEKOM VS (VSTR)      CS               251566105    14674   965398 SH       SOLE                   965398
DREYERS GRAND ICE CREAM HOLDIN CS               261877104    23297   296783 SH       SOLE                   296783
FIRST ENERGY CORP              CS               337932107    10182   264810 SH       SOLE                   264810
GENERAL MOTORS                 CS               370442105      252     7000 SH       SOLE                     7000
GENERAL MOTORS 5.25% 3/6/32    PS               370442733    13440   600000 SH       SOLE                   600000
MCLEOD PREFERRED STOCK         CS               582266805     2901   402849 SH       SOLE                   402849
NUCO                           CS               629428103      284    30000 SH       SOLE                    30000
PFIZER CORP                    CS               717081103    61382  1797421 SH       SOLE                  1797421
PHILLIPS PETROLEUM             CS               718507106    23641   431411 SH       SOLE                   431411
QWEST COMMUNICATIONS           CS               749121109     3712   776508 SH       SOLE                   776508
RAYTHEON COMPANY               CS               755111507     7310   222590 SH       SOLE                   222590
US STEEL CORP 7.0% 6/15/06 PRE PS               912909207     3584    58900 SH       SOLE                    58900
VIVENDI ADR                    CS               92851S105     1278    69305 SH       SOLE                    69305
WABASH NATIONAL                CS               929566107      292    20805 SH       SOLE                    20805
XEROX CORP                     CS               984121103      448    42300 SH       SOLE                    42300
							   297,112